Stock-Based Compensation - Schedule of Additional Disclosure for Stock Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total fair value of stock options vested	$ 0	$ 0	$ 45
Total aggregate intrinsic value of stock options exercised (1)	$ 4,712	$ 7,198	$ 9,227